LONG TERM DEBT, NET OF DISCOUNT (Tables)	12 Months Ended
Dec. 31, 2014
Debt Instruments [Abstract]
Fair Value Of Warrants Granted During The Year Using The Black-Scholes Option-Pricing Model
The following assumptions were used in the calculation of the fair value of warrants granted or adjusted during the year using the Black-Scholes option-pricing model:

	December 24,	September 23,	September 16,
	2014	2014	2013

Grant date fair value of warrants granted during the year	$0.09	$0.2996	$0.86
Risk-free interest rate	1.27%	1.27%	2.36%
Dividend yield	0%	0%	0%
Expected life of the warrants	2.98 years	3.23 years	4.25 years
Expected volatility of the underlying stock	60.93%	60.93%	59.96%

Commitments Under The Facility Agreement Requiring Future Minimum Annual Principal And Interest Payments
The Company has commitments under the Facility Agreement and under the loan agreement with the City requiring future minimum annual principal and interest payments as of December 31, 2014, as follows:

2015	$5,401
2016	10,554
2017	9,801
2018	9,040
2019	14